Long-Term Debts - Schedule of Long-Term Debts (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Long-Term Debts [Line Items]
Long- term	$ 556,531	$ 669,805
Long- term (current portions)	$ 139,307	149,767
The Shoko Chukin Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.11%
Start date	May 26, 2020
End date	Apr. 25, 2030
Long- term	$ 58,687	73,312
Long- term (current portions)	$ 19,009	20,437
Mizuho Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	2.00%
Start date	Jun. 01, 2021
End date	Jun. 01, 2031
Long- term	$ 80,148	96,303
Long- term (current portions)	$ 18,858	20,274
Japan Finance Corporation [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.11%
Start date	Jul. 16, 2020
End date	Jun. 30, 2030
Long- term	$ 100,453	125,025
Long- term (current portions)	$ 34,322	36,899
Japan Finance Corporation One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.46%
Start date	Jun. 09, 2020
End date	Apr. 20, 2030
Long- term	$ 59,542	74,393
Long- term (current portions)	$ 19,311	20,761
Japan Finance Corporation Two [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.38%
Start date	Apr. 23, 2021
End date	Mar. 20, 2031
Long- term	$ 25,113	30,445
Long- term (current portions)	$ 6,946	7,468
Kiraboshi Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.50%
Start date	Jun. 27, 2023
End date	May 30, 2032
Long- term	$ 232,588	270,325
Long- term (current portions)	$ 40,861	$ 43,928